Document and Entity Information Document	Oct. 22, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	SLM CORP
Entity Central Index Key	0001032033
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13251
Entity Tax Identification Number	52-2013874
Entity Address, Address Line One	300 Continental Drive
Entity Address, City or Town	Newark,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	302
Local Phone Number	451-4911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $.20 per share
Trading Symbol	SLM
Security Exchange Name	NASDAQ
Noncumulative Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Non-Cumulative Preferred Stock, Series B, par value $.20 per share
Trading Symbol	SLMBP
Security Exchange Name	NASDAQ